Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events
Subsequent Events

21. Subsequent Events

On March 28, 2017, the Group granted restricted share units("RSU") to acquire 679,645 Class A ordinary shares of the Company at par value to certain director, executive offices and employees pursuit to the 2016 Share Incentive Plan. In addition, the Group also granted Ordinary Share Units through the Share Holding Platform corresponding to 789,150 Class A ordinary shares of the Company to certain executive officers and employees at nil value. These grants are subject to vesting ratably over a period of three.